Goodwill And Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	December 31,
	2015	2014
Licenses	462	443
Trade name and trademark	596	556
Patents	412	412
Organization costs	363	363
Total gross value	1,833	1,774
Less: accumulated amortization	(1,794)	(1,750)
Total	39	24

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
December 31,
2016	12
2017	12
2018	4
2019	-
2020	-
Total	28